UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2016

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This material must be preceded or accompanied by the Funds’ prospectus. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Funds may use derivatives which may involve risks different from, or greater than, those associated with more traditional investments. The Funds’ emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, unless perfectly hedged, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. A Fund’s hedging strategies may not be successful, and even if they are successful, a Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times. See the prospectus for specific risks regarding the Funds.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Europe Quality Dividend ETF
8	O’Shares FTSE Europe Quality Dividend Hedged ETF
9	O’Shares FTSE Asia Pacific Quality Dividend ETF
14	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
15	Statements of Assets and Liabilities
16	Statements of Operations
17	Statements of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements
35	Expense Examples
37	Additional Information

The O’Shares FTSE US Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Asia Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Quality Dividend Hedged ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE US Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index and the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Indexes”) (upon which the Funds are based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. The Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

O’Shares FTSE U.S. Quality Dividend ETF (OUSA)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE U.S. Qual/Vol/Yield Factor 5% Capped Index (the “U.S. Target Index”). The U.S. Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.5%
Johnson & Johnson	4.8%
Exxon Mobil Corp.	4.6%
Verizon Communications, Inc.	3.8%
Microsoft Corp.	3.7%
Procter & Gamble Co. (The)	3.5%
Pfizer, Inc.	3.0%
AT&T, Inc.	2.7%
Philip Morris International, Inc.	2.6%
Altria Group, Inc.	2.5%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	10.0%
Consumer Staples	18.5%
Energy	4.7%
Financials	2.7%
Health Care	14.3%
Industrials	10.7%
Information Technology	18.3%
Materials	1.2%
Real Estate	6.2%
Telecommunication Services	6.7%
Utilities	6.2%
Other(1)	0.5%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

O’Shares FTSE Europe Quality Dividend ETF (OEUR)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index (the “Europe Target Index”). The Europe Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle SA	4.8%
Roche Holding AG – Genusschein	4.7%
Novartis AG	4.3%
British American Tobacco plc	3.7%
Sanofi	3.4%
BASF SE	2.9%
Novo Nordisk A/S, Class B	2.9%
Anheuser-Busch InBev SA/NV	2.5%
Unilever NV	2.1%
GlaxoSmithKline plc	2.1%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	8.9%
Consumer Staples	21.4%
Energy	0.4%
Financials	6.2%
Health Care	19.8%
Industrials	13.9%
Information Technology	1.5%
Materials	5.7%
Real Estate	5.5%
Telecommunication Services	7.9%
Utilities	7.8%
Other(1)	1.0%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Europe
Qual/Vol/Yield Factor 5% Capped
Index  —  Country Exposure

Country	% of Index
United Kingdom	28.6%
Switzerland	19.1%
France	13.2%
Germany	9.2%
Sweden	7.0%
Netherlands	4.9%
Spain	4.2%
Denmark	3.9%
Belgium	3.5%
Finland	2.7%
Italy	1.9%
Norway	1.4%
Portugal	0.3%
Austria	0.1%
100.0%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

O’Shares FTSE Europe Quality Dividend Hedged ETF (OEUH)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Europe Hedged Target Index”). The Europe Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	96%
Forward Foreign Currency Contracts	(93%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
O’Shares FTSE Europe Quality Dividend ETF	95.9%

Sector Exposure(1)

Sectors	% of Net Assets
Consumer Discretionary	8.9%
Consumer Staples	21.4%
Energy	0.4%
Financials	6.2%
Health Care	19.8%
Industrials	13.9%
Information Technology	1.5%
Materials	5.7%
Real Estate	5.5%
Telecommunication Services	7.9%
Utilities	7.8%
Other(2)	1.0%
100.0%
(1)	Reflects the sector exposure of the O’Shares FTSE Europe Quality Dividend ETF, the underlying fund in which the Fund invests.
(2)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Europe
Qual/Vol/Yield Factor 5% Capped
Index  —  Country Exposure(3)

Country	% of Index
United Kingdom	28.6%
Switzerland	19.1%
France	13.2%
Germany	9.2%
Sweden	7.0%
Netherlands	4.9%
Spain	4.2%
Denmark	3.9%
Belgium	3.5%
Finland	2.7%
Italy	1.9%
Norway	1.4%
Portugal	0.3%
Austria	0.1%
100.0%
(3)	Reflects the index country exposure of the O’Shares FTSE Europe Quality Dividend ETF, the underlying fund in which the Fund invests.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “AP Target Index”). The AP Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Samsung Electronics Co. Ltd.	3.8%
Toyota Motor Corp.	3.8%
NTT DOCOMO, Inc.	2.6%
Wesfarmers Ltd.	2.6%
Japan Tobacco, Inc.	2.4%
BHP Billiton Ltd.	2.2%
Link REIT	2.1%
Astellas Pharma, Inc.	1.8%
Scentre Group	1.8%
FANUC Corp.	1.7%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	13.1%
Consumer Staples	11.6%
Energy	1.8%
Financials	2.7%
Health Care	6.7%
Industrials	14.8%
Information Technology	8.9%
Materials	9.4%
Real Estate	17.4%
Telecommunication Services	6.7%
Utilities	6.6%
Other(1)	0.3%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities)

FTSE Developed Asia Pacific
Qual/Vol/Yield Factor 5% Capped
Index  —  Country Exposure

Country	% of Index
Japan	43.5%
Australia	25.8%
Hong Kong	13.3%
South Korea	8.5%
Singapore	6.6%
New Zealand	2.3%
100.0%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2016 (Unaudited)

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “AP Hedged Target Index”). The AP Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	92%
Forward Foreign Currency Contracts	(80%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
O’Shares FTSE Asia Pacific Quality Dividend ETF	91.6%

Sector Exposure(1)

Sectors	% of Net Assets
Consumer Discretionary	13.1%
Consumer Staples	11.6%
Energy	1.8%
Financials	2.7%
Health Care	6.7%
Industrials	14.8%
Information Technology	8.9%
Materials	9.4%
Real Estate	17.4%
Telecommunication Services	6.7%
Utilities	6.6%
Other(2)	0.3%
100.0%
(1)	Reflects the sector exposure of the O’Shares FTSE Asia Pacific Quality Dividend ETF, the underlying fund in which the Fund invests.
(2)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Asia Pacific
Qual/Vol/Yield Factor 5% Capped
Index  —  Country Exposure(3)

Country	% of Index
Japan	43.5%
Australia	25.8%
Hong Kong	13.3%
South Korea	8.5%
Singapore	6.6%
New Zealand	2.3%
100.0%
(3)	Reflects the index country exposure of the O’Shares FTSE Asia Pacific Quality Dividend ETF, the underlying fund in which the Fund invests.

v

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.5%
Aerospace & Defense – 3.7%
Boeing Co. (The)	35,890	$5,587,355
General Dynamics Corp.	12,750	2,201,415
Northrop Grumman Corp.	4,590	1,067,542
Raytheon Co.	8,160	1,158,720
United Technologies Corp.	27,795	3,046,888
		13,061,920
Air Freight & Logistics – 1.4%
CH Robinson Worldwide, Inc.	6,375	467,032
Expeditors International of Washington, Inc.	5,355	283,601
United Parcel Service, Inc., Class B	35,445	4,063,415
		4,814,048
Beverages – 4.7%
Brown-Forman Corp., Class B	5,865	263,456
Coca-Cola Co. (The)	184,577	7,652,562
Coca-Cola European Partners plc	7,650	240,210
Dr Pepper Snapple Group, Inc.	6,885	624,263
PepsiCo, Inc.	73,173	7,656,091
		16,436,582
Biotechnology – 0.9%
Amgen, Inc.	20,910	3,057,251
Capital Markets – 1.0%
Franklin Resources, Inc.	26,265	1,039,568
T Rowe Price Group, Inc.	32,895	2,475,678
		3,515,246
Chemicals – 1.1%
AdvanSix, Inc.*	813	18,000
Air Products & Chemicals, Inc.	7,140	1,026,875
Monsanto Co.	13,005	1,368,256
Praxair, Inc.	11,730	1,374,638
		3,787,769
Commercial Services & Supplies – 0.4%
Republic Services, Inc.	7,395	421,885
Waste Management, Inc.	11,985	849,856
		1,271,741
Communications Equipment – 0.1%
Motorola Solutions, Inc.	5,610	465,013
Containers & Packaging – 0.1%
Avery Dennison Corp.	2,805	196,967
Bemis Co., Inc.	3,570	170,718
		367,685
Distributors – 0.2%
Genuine Parts Co.	8,670	828,332
Diversified Consumer Services – 0.1%
H&R Block, Inc.	9,945	228,636

Investments	Number of Shares	Value
Diversified Telecommunication Services – 6.7%
AT&T, Inc.	222,615	$9,467,816
CenturyLink, Inc.	21,930	521,496
Verizon Communications, Inc.	252,195	13,462,169
		23,451,481
Electric Utilities – 4.1%
Alliant Energy Corp.	8,160	309,182
American Electric Power Co., Inc.	19,380	1,220,165
Duke Energy Corp.	27,795	2,157,448
Edison International	12,750	917,872
Entergy Corp.	7,395	543,311
Eversource Energy	10,710	591,513
Exelon Corp.	30,855	1,095,044
FirstEnergy Corp.	14,025	434,354
NextEra Energy, Inc.	15,045	1,797,276
PG&E Corp.	17,340	1,053,752
Pinnacle West Capital Corp.	4,590	358,158
PPL Corp.	25,755	876,958
Southern Co. (The)	43,350	2,132,386
Xcel Energy, Inc.	18,870	768,009
		14,255,428
Electrical Equipment – 0.8%
Emerson Electric Co.	33,150	1,848,113
Rockwell Automation, Inc.	5,610	753,984
		2,602,097
Electronic Equipment, Instruments & Components – 0.2%
TE Connectivity Ltd.	10,200	706,656
Equity Real Estate Investment Trusts (REITs) – 6.2%
AvalonBay Communities, Inc.	9,180	1,626,237
Crown Castle International Corp.	40,520	3,515,920
Equity Residential	19,380	1,247,297
Extra Space Storage, Inc.	5,865	453,013
Federal Realty Investment Trust	3,570	507,333
General Growth Properties, Inc.	29,580	738,908
Host Hotels & Resorts, Inc.	37,995	715,826
Kimco Realty Corp.	49,470	1,244,665
Liberty Property Trust	8,415	332,393
Macerich Co. (The)	7,650	541,926
Public Storage	22,708	5,075,238
Simon Property Group, Inc.	30,406	5,402,234
Weingarten Realty Investors	7,650	273,793
		21,674,783
Food & Staples Retailing – 2.1%
Sysco Corp.	27,795	1,539,009
Wal-Mart Stores, Inc.	86,190	5,957,453
		7,496,462

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Food Products – 1.5%
Archer-Daniels-Midland Co.	13,515	$616,960
Campbell Soup Co.	5,355	323,817
General Mills, Inc.	23,970	1,480,627
Hershey Co. (The)	8,160	843,989
Hormel Foods Corp.	7,650	266,296
JM Smucker Co. (The)	3,825	489,829
Kellogg Co.	6,120	451,105
McCormick & Co., Inc. (Non-Voting)	3,315	309,389
Mead Johnson Nutrition Co.	5,355	378,920
		5,160,932
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	60,690	2,331,103
Medtronic plc	37,485	2,670,057
		5,001,160
Health Care Providers & Services – 0.3%
Cardinal Health, Inc.	12,495	899,265
Hotels, Restaurants & Leisure – 3.5%
Carnival Corp.	13,005	677,040
Darden Restaurants, Inc.	8,415	611,939
Marriott International, Inc., Class A	6,120	506,002
McDonald’s Corp.	57,023	6,940,840
Starbucks Corp.	36,975	2,052,852
Wyndham Worldwide Corp.	3,060	233,692
Yum Brands, Inc.	14,025	888,203
Yum China Holdings, Inc.*	13,915	363,460
		12,274,028
Household Durables – 0.1%
Garmin Ltd.	4,335	210,204
Leggett & Platt, Inc.	5,355	261,753
		471,957
Household Products – 5.1%
Church & Dwight Co., Inc.	6,885	304,248
Clorox Co. (The)	5,100	612,102
Colgate-Palmolive Co.	43,860	2,870,199
Kimberly-Clark Corp.	15,300	1,746,036
Procter & Gamble Co. (The)	146,880	12,349,670
		17,882,255
Industrial Conglomerates – 2.4%
3M Co.	33,222	5,932,453
Honeywell International, Inc.	21,165	2,451,965
		8,384,418
Insurance – 1.7%
Arthur J Gallagher & Co.	9,690	503,492
Everest Re Group Ltd.	2,550	551,820
Marsh & McLennan Cos., Inc.	52,934	3,577,809
Progressive Corp. (The)	37,485	1,330,718
		5,963,839

Investments	Number of Shares	Value
IT Services – 3.9%
Accenture plc, Class A	25,907	$3,034,487
Automatic Data Processing, Inc.	25,755	2,647,099
Broadridge Financial Solutions, Inc.	3,570	236,691
International Business Machines Corp.	31,510	5,230,345
Paychex, Inc.	24,480	1,490,342
Western Union Co. (The)	39,780	864,022
		13,502,986
Leisure Products – 0.2%
Hasbro, Inc.	3,315	257,874
Mattel, Inc.	11,220	309,111
Polaris Industries, Inc.	1,275	105,047
		672,032
Machinery – 0.8%
Cummins, Inc.	6,120	836,420
Illinois Tool Works, Inc.	10,200	1,249,092
PACCAR, Inc.	9,945	635,486
Snap-on, Inc.	1,275	218,369
		2,939,367
Media – 1.5%
Omnicom Group, Inc.	9,690	824,716
Walt Disney Co. (The)	42,075	4,385,056
		5,209,772
Multiline Retail – 0.8%
Nordstrom, Inc.	6,630	317,776
Target Corp.	33,660	2,431,262
		2,749,038
Multi-Utilities – 2.0%
Ameren Corp.	10,200	535,092
CenterPoint Energy, Inc.	13,770	339,293
CMS Energy Corp.	8,160	339,619
Consolidated Edison, Inc.	12,495	920,632
Dominion Resources, Inc.	21,675	1,660,088
DTE Energy Co.	5,355	527,521
MDU Resources Group, Inc.	5,100	146,727
NiSource, Inc.	13,260	293,576
Public Service Enterprise Group, Inc.	26,520	1,163,698
SCANA Corp.	4,335	317,669
Sempra Energy	8,160	821,222
		7,065,137
Oil, Gas & Consumable Fuels – 4.6%
Exxon Mobil Corp.	179,704	16,220,083
Pharmaceuticals – 11.7%
Bristol-Myers Squibb Co.	43,350	2,533,374
Eli Lilly & Co.	43,350	3,188,392
Johnson & Johnson	144,739	16,675,380
Merck & Co., Inc.	138,465	8,151,435

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Pfizer, Inc.	323,595	$10,510,366
		41,058,947
Professional Services – 0.1%
Robert Half International, Inc.	4,845	236,339
Road & Rail – 0.9%
Union Pacific Corp.	29,580	3,066,854
Semiconductors & Semiconductor Equipment – 4.8%
Analog Devices, Inc.	15,300	1,111,086
Intel Corp.	213,180	7,732,039
Linear Technology Corp.	9,690	604,171
Maxim Integrated Products, Inc.	10,200	393,414
QUALCOMM, Inc.	59,670	3,890,484
Texas Instruments, Inc.	42,075	3,070,213
Versum Materials, Inc.*	3,472	97,459
		16,898,866
Software – 3.8%
CA, Inc.	9,945	315,952
Microsoft Corp.	209,462	13,015,969
		13,331,921
Specialty Retail – 3.4%
Foot Locker, Inc.	3,570	253,077
Home Depot, Inc. (The)	55,485	7,439,429
L Brands, Inc.	9,690	637,989
Lowe’s Cos., Inc.	27,030	1,922,374
Tiffany & Co.	3,060	236,936
TJX Cos., Inc. (The)	18,870	1,417,703
		11,907,508

Investments	Number of Shares	Value
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	166,260	$19,256,233
Textiles, Apparel & Luxury Goods – 0.2%
VF Corp.	14,025	748,234
Tobacco – 5.1%
Altria Group, Inc.	131,431	8,887,364
Philip Morris International, Inc.	98,157	8,980,384
		17,867,748
Trading Companies & Distributors – 0.3%
Fastenal Co.	12,240	575,035
WW Grainger, Inc.	1,785	414,566
		989,601
Water Utilities – 0.1%
American Water Works Co., Inc.	4,590	332,132
Total Common Stocks (Cost $338,225,419)		348,111,782
Total Investments — 99.5% (Cost $338,225,419)		348,111,782
Other Assets Less Liabilities — 0.5%		1,873,018
Net Assets — 100.0%		$349,984,800
*	Non-income producing security.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,242,903
Aggregate gross unrealized depreciation	(5,356,805)
Net unrealized appreciation	$9,886,098
Federal income tax cost of investments	$338,225,684

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.0%
Aerospace & Defense – 0.9%
Cobham plc	16,151	$32,670
Meggitt plc	4,991	28,282
Safran SA	2,232	161,074
Thales SA	682	66,273
		288,299
Air Freight & Logistics – 1.5%
bpost SA	2,635	62,534
Deutsche Post AG	11,749	387,072
Royal Mail plc	11,439	65,316
		514,922
Airlines – 0.1%
easyJet plc	1,860	23,098
Auto Components – 0.6%
Cie Generale des Etablissements Michelin	1,953	217,734
Beverages – 3.8%
Anheuser-Busch InBev SA/NV	7,781	825,215
Diageo plc	17,794	463,929
		1,289,144
Building Products – 0.2%
Geberit AG	186	74,704
Capital Markets – 1.0%
3i Group plc	17,980	156,408
Amundi SA(a)	465	24,388
Ashmore Group plc	6,231	21,766
Partners Group Holding AG	248	116,454
		319,016
Chemicals – 5.4%
Air Liquide SA	2,480	276,357
BASF SE	10,540	981,748
Croda International plc	838	33,094
EMS-Chemie Holding AG	31	15,784
Evonik Industries AG	2,790	83,515
FUCHS PETROLUB SE	279	10,873
FUCHS PETROLUB SE (Preference)	465	19,560
Givaudan SA	93	170,746
Johnson Matthey plc	1,674	65,819
Umicore SA	589	33,641
Yara International ASA	2,914	115,102
		1,806,239
Commercial Services & Supplies – 0.6%
Babcock International Group plc	1,705	20,078
Edenred	1,953	38,799
ISS A/S	1,643	55,562
Securitas AB, Class B	2,604	41,104

Investments	Number of Shares	Value
Societe BIC SA	403	$54,897
		210,440
Communications Equipment – 1.0%
Telefonaktiebolaget LM Ericsson, Class B	54,281	319,665
Construction & Engineering – 1.5%
BOSKALIS WESTMINSTER	961	33,439
Bouygues SA	1,271	45,640
Ferrovial SA	3,720	66,683
Skanska AB, Class B	6,975	165,150
Vinci SA	2,759	188,281
		499,193
Consumer Finance – 0.4%
Provident Financial plc	3,906	137,505
Distributors – 0.1%
Inchcape plc	2,883	25,008
Diversified Financial Services – 1.7%
Corp. Financiera Alba SA	248	11,209
Groupe Bruxelles Lambert SA	1,550	130,331
Industrivarden AB, Class A	2,263	44,888
Industrivarden AB, Class C	1,829	34,186
Investment AB Latour, Class B	372	14,013
Investor AB, Class B	8,339	312,554
Pargesa Holding SA	186	12,133
Sofina SA	186	24,592
		583,906
Diversified Telecommunication Services – 5.9%
Deutsche Telekom AG	22,971	396,260
Elisa OYJ	2,542	82,929
Inmarsat plc	3,410	31,665
Orange SA	11,315	172,275
Proximus SADP	2,480	71,568
Swisscom AG	310	139,116
TalkTalk Telecom Group plc	3,441	7,194
TDC A/S*	4,650	23,918
Telefonica Deutschland Holding AG	16,089	69,067
Telefonica SA	36,270	337,416
Telenor ASA	14,663	219,748
Telia Co. AB	37,851	152,952
Vivendi SA	13,857	263,886
		1,967,994
Electric Utilities – 3.3%
EDP – Energias de Portugal SA	14,384	43,906
Endesa SA	6,045	128,316
Enel SpA	48,546	214,442
Fortum OYJ	4,836	74,318
Iberdrola SA	43,152	283,738
Red Electrica Corp. SA	5,952	112,531
SSE plc	10,013	192,146

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Terna Rete Elettrica Nazionale SpA	14,198	$65,173
		1,114,570
Electrical Equipment – 1.3%
ABB Ltd.*	15,903	336,101
Legrand SA	1,829	104,077
		440,178
Equity Real Estate Investment Trusts (REITs) – 4.7%
British Land Co. plc (The)	32,209	250,535
Fonciere Des Regions	341	29,831
Gecina SA	1,054	146,134
Hammerson plc	23,436	165,933
Intu Properties plc	20,243	70,362
Land Securities Group plc	19,995	263,375
Segro plc	24,986	141,434
Unibail-Rodamco SE	2,139	511,573
		1,579,177
Food & Staples Retailing – 1.4%
Booker Group plc	14,694	31,865
Casino Guichard Perrachon SA	341	16,397
Colruyt SA	527	26,128
Distribuidora Internacional de Alimentacion SA	4,743	23,338
ICA Gruppen AB	1,054	32,242
Jeronimo Martins SGPS SA	2,480	38,557
Kesko OYJ, Class B	620	31,049
Koninklijke Ahold Delhaize NV*	12,028	254,111
		453,687
Food Products – 5.1%
Nestle SA	22,320	1,604,247
Orkla ASA	7,440	67,591
Tate & Lyle plc	3,751	32,792
		1,704,630
Gas Utilities – 0.5%
Enagas SA	3,255	82,826
Gas Natural SDG SA	3,441	65,002
Italgas SpA*	7,246	28,569
		176,397
Health Care Equipment & Supplies – 0.3%
Coloplast A/S, Class B	1,364	92,158
Hotels, Restaurants & Leisure – 1.2%
Carnival plc	1,240	63,204
Compass Group plc	13,113	243,208
Sodexo SA	527	60,699
William Hill plc	8,308	29,791
		396,902
Household Durables – 0.1%
Electrolux AB, Series B	1,767	44,016

Investments	Number of Shares	Value
Household Products – 1.6%
Reckitt Benckiser Group plc	6,479	$551,278
Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE*	2,649	36,644
Industrial Conglomerates – 1.9%
Siemens AG	5,270	649,237
Insurance – 3.1%
Admiral Group plc	3,596	81,181
Direct Line Insurance Group plc	33,387	152,395
Euler Hermes Group	372	32,763
Gjensidige Forsikring ASA	2,418	38,485
Sampo OYJ, Class A	9,703	435,876
Swiss Re AG	2,604	247,243
Tryg A/S	1,984	35,939
		1,023,882
IT Services – 0.4%
Amadeus IT Group SA	3,069	139,742
Machinery – 2.3%
Alfa Laval AB	3,441	57,119
ANDRITZ AG	558	28,071
Atlas Copco AB, Class A	6,262	191,281
Atlas Copco AB, Class B	4,433	121,309
IMI plc	1,891	24,301
Kone OYJ, Class B	4,402	197,653
MAN SE	372	37,012
SKF AB, Class A	155	2,863
SKF AB, Class B	3,472	64,054
Sulzer AG	62	6,405
Zardoya Otis SA	3,565	30,194
		760,262
Marine – 0.6%
AP Moller – Maersk A/S, Class A	31	46,921
AP Moller – Maersk A/S, Class B	31	49,559
Kuehne + Nagel International AG	806	106,742
		203,222
Media – 2.2%
Eutelsat Communications SA	1,054	20,450
Informa plc	4,557	38,290
ITV plc	35,247	89,893
Pearson plc	5,425	54,867
Publicis Groupe SA	1,643	113,595
RTL Group SA	713	52,440
SES SA, FDR	3,782	83,471
Sky plc	10,695	130,964
WPP plc	7,037	157,906
		741,876

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Metals & Mining – 0.1%
Norsk Hydro ASA	8,122	$38,970
Multiline Retail – 0.6%
Marks & Spencer Group plc	16,957	73,335
Next plc	2,108	129,795
		203,130
Multi-Utilities – 3.3%
Centrica plc	106,857	309,101
E.ON SE	12,834	90,696
Engie SA	15,314	195,767
National Grid plc	41,571	488,810
Suez	2,542	37,577
		1,121,951
Oil, Gas & Consumable Fuels – 0.4%
Snam SpA	35,061	144,742
Paper & Forest Products – 0.2%
Mondi plc	2,821	58,073
Personal Products – 4.7%
L’Oreal SA	2,015	368,530
Unilever NV, CVA	17,205	709,819
Unilever plc	12,586	512,046
		1,590,395
Pharmaceuticals – 19.6%
AstraZeneca plc	9,951	545,633
GlaxoSmithKline plc	36,177	698,247
Novartis AG	19,809	1,444,234
Novo Nordisk A/S, Class B	27,032	976,665
Orion OYJ, Class B	1,705	76,052
Recordati SpA	1,054	29,927
Roche Holding AG – BR	279	65,334
Roche Holding AG – Genusschein	6,944	1,589,191
Sanofi	14,043	1,139,031
		6,564,314
Professional Services – 2.0%
Adecco Group AG	992	65,053
Bureau Veritas SA	2,325	45,147
Capita plc	4,619	30,307
DKSH Holding AG	124	8,534
Experian plc	6,107	118,776
RELX NV	7,471	126,002
RELX plc	8,246	147,641
SGS SA	62	126,397
		667,857
Real Estate Management & Development – 0.8%
Fastighets AB Balder (Preference)	310	11,032
PSP Swiss Property AG	310	26,841
Swiss Prime Site AG*	713	58,473
Vonovia SE	4,805	156,629
		252,975

Investments	Number of Shares	Value
Software – 0.2%
Sage Group plc (The)	6,200	$50,180
Specialty Retail – 2.1%
Fielmann AG	403	26,673
Hennes & Mauritz AB, Class B	20,615	575,022
Kingfisher plc	26,474	114,592
		716,287
Textiles, Apparel & Luxury Goods – 1.9%
Christian Dior SE	372	78,179
HUGO BOSS AG	961	58,921
Luxottica Group SpA	1,426	76,858
LVMH Moet Hennessy Louis Vuitton SE	1,829	349,946
Swatch Group AG (The)	279	17,088
Swatch Group AG (The) – BR	186	57,959
		638,951
Tobacco – 4.7%
British American Tobacco plc	21,452	1,225,028
Imperial Brands plc	6,107	267,321
Swedish Match AB	2,945	93,946
		1,586,295
Trading Companies & Distributors – 0.3%
Wolseley plc	1,550	95,035
Transportation Infrastructure – 0.7%
Abertis Infraestructuras SA	8,246	115,633
Aeroports de Paris	248	26,629
Atlantia SpA	3,193	74,967
Fraport AG Frankfurt Airport Services Worldwide	248	14,693
		231,922
Water Utilities – 0.5%
Pennon Group plc	3,379	34,529
Severn Trent plc	1,922	52,771
United Utilities Group plc	6,665	74,203
		161,503
Wireless Telecommunication Services – 2.1%
Tele2 AB, Class B	7,657	61,571
Vodafone Group plc	254,634	628,805
		690,376
Total Common Stocks (Cost $35,502,446)		33,197,681
Total Investments — 99.0% (Cost $35,502,446)		33,197,681
Other Assets Less Liabilities — 1.0%		349,215
Net Assets — 100.0%		$33,546,896
*	Non-income producing security.

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 12/31/2016 amounts to $24,388, which represents approximately 0.07% of net assets of the Fund.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$629,081
Aggregate gross unrealized depreciation	(2,934,586)
Net unrealized depreciation	$(2,305,505)
Federal income tax cost of investments	$35,503,186

O’Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of December 31, 2016:

Austria	0.1%
Belgium	3.5%
Denmark	3.8%
Finland	2.7%
France	14.3%
Germany	9.0%
Ireland	0.3%
Italy	1.9%
Luxembourg	0.4%
Netherlands	0.9%
Norway	1.4%
Portugal	0.2%
South Africa	0.2%
Spain	4.2%
Sweden	7.0%
Switzerland	19.0%
United Kingdom	29.9%
United States	0.2%
Other(1)	1.0%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend Hedged ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Exchange Traded Fund – 95.9%
O’Shares FTSE Europe Quality Dividend ETF (Cost $15,506,230)(a)	663,000	$14,334,060
Total Investments — 95.9% (Cost $15,506,230)		14,334,060
Other Assets Less Liabilities — 4.1%		607,053
Net Assets — 100.0%		$14,941,113
(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,173,586)
Net unrealized depreciation	$(1,173,586)
Federal income tax cost of investments	$15,507,646

Investment in a company which was affiliated for the period ending December 31, 2016, was as follows:

Security	Value June 30, 2016	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Loss
O’Shares FTSE Europe Quality Dividend ETF	$3,574,845	$13,343,583	$1,388,727	$14,334,060	$117,050	$(58,572)

Further information about the affiliated Underlying Fund may be found herein.

Forward Foreign Currency Contracts

O’Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of December 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation(1)
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	01/05/17	(2,647,785)	$2,633,563	$2,605,391	$28,172
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	01/05/17	(3,630,231)	525,702	515,004	10,698
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	01/05/17	(5,150,037)	5,545,559	5,432,405	113,154
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	01/05/17	(3,180,901)	4,012,707	3,930,626	82,081
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	01/05/17	(1,721,342)	205,623	199,981	5,642
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	01/05/17	(8,944,036)	986,741	984,620	2,121
						$241,868	(2)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.
(2)	The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $241,868. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 0.2%
Singapore Technologies Engineering Ltd.	11,592	$25,917
Air Freight & Logistics – 0.1%
Singapore Post Ltd.	11,771	11,936
Airlines – 0.8%
Air New Zealand Ltd.	4,176	6,392
ANA Holdings, Inc.	5,096	13,754
Cathay Pacific Airways Ltd.	5,936	7,809
Japan Airlines Co. Ltd.	488	14,288
Singapore Airlines Ltd.	6,326	42,343
		84,586
Auto Components – 3.6%
Aisin Seiki Co. Ltd.	536	23,299
Bridgestone Corp.	4,146	149,794
Denso Corp.	2,418	104,963
Exedy Corp.	80	2,257
Hyundai Mobis Co. Ltd.*	160	34,973
Mando Corp.*	16	3,107
NHK Spring Co. Ltd.	424	4,050
Nifco, Inc.	128	6,771
Sumitomo Electric Industries Ltd.	1,728	24,986
Tokai Rika Co. Ltd.	192	3,860
Toyoda Gosei Co. Ltd.	232	5,438
		363,498
Automobiles – 4.6%
Fuji Heavy Industries Ltd.	1,440	58,916
Kia Motors Corp.*	824	26,778
Toyota Motor Corp.	6,501	383,366
		469,060
Banks – 0.6%
Concordia Financial Group Ltd.	5,728	27,630
Hang Seng Bank Ltd.	2,057	38,284
		65,914
Beverages – 0.6%
Coca-Cola Amatil Ltd.	976	7,152
Hite Jinro Co. Ltd.*	96	1,677
Kirin Holdings Co. Ltd.	3,240	52,822
		61,651
Biotechnology – 1.1%
CSL Ltd.	1,472	107,025
Building Products – 0.2%
Asahi Glass Co. Ltd.	2,760	18,836
Sanwa Holdings Corp.	632	6,042
		24,878

Investments	Number of Shares	Value
Capital Markets – 1.4%
ASX Ltd.	1,104	$39,763
IOOF Holdings Ltd.	1,592	10,617
Magellan Financial Group Ltd.	352	6,059
Perpetual Ltd.	376	13,275
Platinum Asset Management Ltd.	2,088	7,983
Singapore Exchange Ltd.	12,800	63,437
		141,134
Chemicals – 3.6%
Asahi Kasei Corp.	4,592	40,138
Daicel Corp.	1,224	13,538
Denka Co. Ltd.	1,392	6,158
DuluxGroup Ltd.	1,896	8,567
Hitachi Chemical Co. Ltd.	520	13,032
Incitec Pivot Ltd.	5,040	13,138
JSR Corp.	1,352	21,364
Kaneka Corp.	1,120	9,142
Kuraray Co. Ltd.	3,720	56,006
Lintec Corp.	368	8,055
Mitsubishi Gas Chemical Co., Inc.	608	10,400
Nippon Kayaku Co. Ltd.	1,024	12,669
Orica Ltd.	1,600	20,483
Shin-Etsu Chemical Co. Ltd.	1,632	126,869
Ube Industries Ltd.	4,664	9,797
		369,356
Commercial Services & Supplies – 2.2%
Brambles Ltd.	6,336	56,890
Dai Nippon Printing Co. Ltd.	3,320	32,877
Downer EDI Ltd.	904	3,986
KEPCO Plant Service & Engineering Co. Ltd.*	112	5,026
Park24 Co. Ltd.	1,032	28,049
Secom Co. Ltd.	1,064	77,979
Toppan Forms Co. Ltd.	224	2,341
Toppan Printing Co. Ltd.	1,608	15,386
		222,534
Communications Equipment – 0.2%
VTech Holdings Ltd.	1,336	17,869
Construction & Engineering – 0.4%
CIMIC Group Ltd.	264	6,679
COMSYS Holdings Corp.	512	9,399
Kinden Corp.	752	9,400
Maeda Road Construction Co. Ltd.	416	6,973
Nippo Corp.	208	3,889
		36,340
Construction Materials – 1.2%
Adelaide Brighton Ltd.	3,000	11,795
Boral Ltd.	3,640	14,259
CSR Ltd.	2,912	9,742

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Fletcher Building Ltd.	6,752	$49,907
James Hardie Industries plc, CDI	2,024	32,199
		117,902
Containers & Packaging – 0.9%
Amcor Ltd.	7,048	76,297
Orora Ltd.	4,992	10,808
		87,105
Distributors – 0.0%(a)
Canon Marketing Japan, Inc.	136	2,292
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	304	8,393
Diversified Telecommunication Services – 3.6%
Hutchison Telecommunications Hong Kong Holdings Ltd.	9,336	3,010
Nippon Telegraph & Telephone Corp.	1,008	42,451
PCCW Ltd.	21,714	11,763
Singapore Telecommunications Ltd.	62,702	158,415
Spark New Zealand Ltd.	21,992	52,293
Telstra Corp. Ltd.	26,648	98,409
		366,341
Electric Utilities – 3.7%
AusNet Services	5,848	6,691
Cheung Kong Infrastructure Holdings Ltd.	4,320	34,379
CLP Holdings Ltd.	10,775	99,020
Contact Energy Ltd.	5,456	17,729
Korea Electric Power Corp.*	1,736	63,314
Mercury NZ Ltd.	4,664	9,626
Power Assets Holdings Ltd.	15,915	140,303
		371,062
Electrical Equipment – 0.2%
Johnson Electric Holdings Ltd.	1,584	4,189
Mabuchi Motor Co. Ltd.	224	11,715
Ushio, Inc.	392	5,011
		20,915
Electronic Equipment, Instruments & Components – 1.2%
Azbil Corp.	376	10,606
Hirose Electric Co. Ltd.	160	19,877
Kyocera Corp.	1,424	70,959
Venture Corp. Ltd.	3,343	22,862
		124,304
Equity Real Estate Investment Trusts (REITs) – 10.7%
Ascendas REIT	16,184	25,429
CapitaLand Commercial Trust	19,240	19,710
CapitaLand Mall Trust	33,184	43,298
Champion REIT	19,870	10,764
Dexus Property Group	10,752	74,897
Goodman Group	15,835	81,753

Investments	Number of Shares	Value
GPT Group (The)	18,816	$68,532
Kiwi Property Group Ltd.	23,280	22,483
Link REIT	32,552	211,607
Mirvac Group	39,232	60,509
Scentre Group	54,464	182,989
Shopping Centres Australasia Property Group	7,800	12,482
Stockland	18,432	61,128
Suntec REIT	18,768	21,435
Vicinity Centres	27,264	59,028
Westfield Corp.	18,711	127,086
		1,083,130
Food & Staples Retailing – 6.3%
Dongsuh Cos., Inc.*	128	2,920
FamilyMart UNY Holdings Co. Ltd.	328	21,879
Lawson, Inc.	712	50,118
Matsumotokiyoshi Holdings Co. Ltd.	200	9,877
Seven & i Holdings Co. Ltd.	3,010	114,918
Sun Art Retail Group Ltd.	12,405	10,880
Wesfarmers Ltd.	8,485	258,908
Woolworths Ltd.	9,477	165,381
		634,881
Food Products – 0.6%
Nisshin Seifun Group, Inc.	928	13,956
Nissin Foods Holdings Co. Ltd.	168	8,844
Toyo Suisan Kaisha Ltd.	224	8,133
Want Want China Holdings Ltd.	26,144	16,759
Wilmar International Ltd.	4,696	11,669
		59,361
Gas Utilities – 2.0%
APA Group	6,856	42,545
Hong Kong & China Gas Co. Ltd.	36,936	65,457
Osaka Gas Co. Ltd.	10,784	41,570
Tokyo Gas Co. Ltd.	10,576	47,959
Towngas China Co. Ltd.*	2,528	1,330
		198,861
Health Care Equipment & Supplies – 1.4%
Ansell Ltd.	568	10,163
Cochlear Ltd.	152	13,488
Fisher & Paykel Healthcare Corp. Ltd.	3,840	22,813
Hoya Corp.	2,304	97,012
		143,476
Health Care Providers & Services – 0.6%
Healthscope Ltd.	3,704	6,142
Miraca Holdings, Inc.	320	14,404
Ryman Healthcare Ltd.	1,600	9,048
Sonic Healthcare Ltd.	1,456	22,562
Suzuken Co. Ltd.	240	7,860
		60,016

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Hotels, Restaurants & Leisure – 1.2%
Cafe de Coral Holdings Ltd.	3,896	$12,638
Crown Resorts Ltd.	1,720	14,422
Flight Centre Travel Group Ltd.	288	6,527
Kangwon Land, Inc.*	1,080	31,967
SKYCITY Entertainment Group Ltd.	4,016	11,006
Star Entertainment Grp Ltd. (The)	2,176	8,146
Tabcorp Holdings Ltd.	4,984	17,359
Tatts Group Ltd.	6,984	22,656
		124,721
Household Durables – 0.5%
Coway Co. Ltd.*	359	26,246
PanaHome Corp.	232	1,882
Sekisui Chemical Co. Ltd.	1,224	19,561
		47,689
Independent Power and Renewable Electricity Producers – 0.2%
Electric Power Development Co. Ltd.	552	12,731
Meridian Energy Ltd.	5,416	9,819
		22,550
Industrial Conglomerates – 1.4%
Hopewell Holdings Ltd.	5,624	19,440
Jardine Matheson Holdings Ltd.	832	45,968
Keppel Corp. Ltd.	10,111	40,522
LG Corp.*	392	19,474
NWS Holdings Ltd.	9,222	15,035
		140,439
Insurance – 0.7%
Insurance Australia Group Ltd.	5,512	23,908
Medibank Pvt Ltd.	21,792	44,498
		68,406
Internet Software & Services – 0.2%
Yahoo Japan Corp.	4,608	17,739
IT Services – 0.5%
Computershare Ltd.	1,976	17,828
Itochu Techno-Solutions Corp.	192	5,004
Nomura Research Institute Ltd.	457	13,949
NS Solutions Corp.	104	1,876
Obic Co. Ltd.	200	8,762
Otsuka Corp.	184	8,614
		56,033
Leisure Products – 0.4%
Bandai Namco Holdings, Inc.	536	14,820
Heiwa Corp.	232	5,315
Sankyo Co. Ltd.	568	18,384
		38,519

Investments	Number of Shares	Value
Machinery – 3.2%
Amada Holdings Co. Ltd.	1,296	$14,501
FANUC Corp.	1,000	169,889
Glory Ltd.	176	5,568
Hino Motors Ltd.	1,096	11,182
Hoshizaki Corp.	168	13,324
Komatsu Ltd.	3,352	76,087
Kurita Water Industries Ltd.	760	16,772
OSG Corp.	264	5,210
Yangzijiang Shipbuilding Holdings Ltd.	14,149	7,982
		320,515
Media – 1.0%
Cheil Worldwide, Inc.*	288	3,756
Daiichikosho Co. Ltd.	176	6,971
Fairfax Media Ltd.	6,656	4,289
Hakuhodo DY Holdings, Inc.	1,056	13,038
REA Group Ltd.	136	5,439
Singapore Press Holdings Ltd.	14,014	34,242
SKY Network Television Ltd.	4,480	14,214
SKY Perfect JSAT Holdings, Inc.	536	2,472
Television Broadcasts Ltd.	3,088	10,156
Tokyo Broadcasting System Holdings, Inc.	112	1,796
TV Asahi Holdings Corp.	144	2,851
		99,224
Metals & Mining – 3.7%
BHP Billiton Ltd.	12,038	218,441
Maruichi Steel Tube Ltd.	480	15,659
POSCO	344	73,340
Rio Tinto Ltd.	1,480	64,193
		371,633
Multiline Retail – 0.2%
H2O Retailing Corp.	360	5,506
Harvey Norman Holdings Ltd.	3,184	11,851
Lifestyle International Holdings Ltd.	1,896	2,446
Warehouse Group Ltd. (The)	928	1,844
		21,647
Multi-Utilities – 0.8%
AGL Energy Ltd.	4,072	65,133
DUET Group	4,968	9,857
Vector Ltd.	1,768	3,994
		78,984
Oil, Gas & Consumable Fuels – 1.8%
Caltex Australia Ltd.	1,640	36,172
JX Holdings, Inc.	8,752	37,121
TonenGeneral Sekiyu KK	1,736	18,337
Woodside Petroleum Ltd.	3,912	88,266
		179,896

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Personal Products – 0.9%
Kao Corp.	1,858	$88,268
Pola Orbis Holdings, Inc.	80	6,619
		94,887
Pharmaceuticals – 3.7%
Astellas Pharma, Inc.	13,434	186,994
Daiichi Sankyo Co. Ltd.	3,176	65,121
Eisai Co. Ltd.	768	44,170
Hisamitsu Pharmaceutical Co., Inc.	232	11,636
Kaken Pharmaceutical Co. Ltd.	112	5,954
KYORIN Holdings, Inc.	272	5,847
Mitsubishi Tanabe Pharma Corp.	1,648	32,399
Santen Pharmaceutical Co. Ltd.	1,448	17,753
		369,874
Professional Services – 0.4%
Recruit Holdings Co. Ltd.	856	34,420
SEEK Ltd.	968	10,430
		44,850
Real Estate Management & Development – 6.7%
Cheung Kong Property Holdings Ltd.	8,232	50,487
City Developments Ltd.	1,816	10,408
Daito Trust Construction Co. Ltd.	976	147,109
Global Logistic Properties Ltd.	13,486	20,536
Henderson Land Development Co. Ltd.	9,208	48,990
Hongkong Land Holdings Ltd.	9,408	59,553
Hysan Development Co. Ltd.	3,040	12,567
Kerry Properties Ltd.	2,992	8,123
Kowloon Development Co. Ltd.	1,064	1,009
LendLease Group	2,240	23,713
New World Development Co. Ltd.	24,000	25,383
Nomura Real Estate Holdings, Inc.	400	6,818
Sino Land Co. Ltd.	25,720	38,548
Sumitomo Real Estate Sales Co. Ltd.	88	2,056
Sun Hung Kai Properties Ltd.	10,496	132,670
Swire Pacific Ltd., Class A	3,056	29,188
Swire Properties Ltd.	9,375	25,877
UOL Group Ltd.	1,848	7,662
Wharf Holdings Ltd. (The)	4,048	26,915
		677,612
Road & Rail – 1.7%
Aurizon Holdings Ltd.	10,992	40,194
ComfortDelGro Corp. Ltd.	22,272	38,078
MTR Corp. Ltd.	8,600	41,818
Seino Holdings Co. Ltd.	520	5,787
West Japan Railway Co.	712	43,788
		169,665

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 0.6%
Disco Corp.	144	$17,482
Tokyo Electron Ltd.	448	42,425
		59,907
Software – 0.2%
Koei Tecmo Holdings Co. Ltd.	192	3,386
Trend Micro, Inc.	544	19,380
		22,766
Specialty Retail – 0.9%
ABC-Mart, Inc.	72	4,087
Aoyama Trading Co. Ltd.	224	7,817
Autobacs Seven Co. Ltd.	1,008	15,159
Chow Tai Fook Jewellery Group Ltd.	5,943	4,545
L’Occitane International SA	1,192	2,257
Sa Sa International Holdings Ltd.	4,120	1,637
Sanrio Co. Ltd.	144	2,724
Shimachu Co. Ltd.	456	12,178
Shimamura Co. Ltd.	104	13,009
USS Co. Ltd.	2,016	32,184
		95,597
Technology Hardware, Storage & Peripherals – 6.0%
Canon, Inc.	5,392	152,327
Samsung Electronics Co. Ltd.	259	386,420
Samsung Electronics Co. Ltd. (Preference)	56	66,441
		605,188
Textiles, Apparel & Luxury Goods – 0.5%
Li & Fung Ltd.	14,640	6,439
Samsonite International SA	3,776	10,788
Texwinca Holdings Ltd.	3,720	2,433
Wacoal Holdings Corp.	832	9,723
Yue Yuen Industrial Holdings Ltd.	5,464	19,838
		49,221
Tobacco – 3.2%
Japan Tobacco, Inc.	7,338	241,842
KT&G Corp.*	944	78,940
		320,782
Trading Companies & Distributors – 2.7%
ITOCHU Corp.	4,208	55,994
Marubeni Corp.	5,320	30,232
Mitsui & Co. Ltd.	6,704	92,368
Nagase & Co. Ltd.	568	7,441
Sumitomo Corp.	5,488	64,721
Toyota Tsusho Corp.	696	18,170
		268,926
Transportation Infrastructure – 1.2%
Hopewell Highway Infrastructure Ltd.	10,913	5,729
Hutchison Port Holdings Trust	26,552	11,550

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Kamigumi Co. Ltd.	776	$7,412
Macquarie Atlas Roads Group	2,624	9,595
SATS Ltd.	6,560	22,023
SIA Engineering Co. Ltd.	2,424	5,654
Sydney Airport	4,240	18,390
Transurban Group	5,240	39,157
		119,510
Wireless Telecommunication Services – 3.1%
M1 Ltd.	3,731	5,062
NTT DOCOMO, Inc.	11,399	260,261
SK Telecom Co. Ltd.	184	34,125
StarHub Ltd.	8,192	15,933
		315,381
Total Common Stocks (Cost $10,039,620)		10,081,898
Total Investments — 99.7% (Cost $10,039,620)		10,081,898
Other Assets Less Liabilities — 0.3%		31,423
Net Assets — 100.0%		$10,113,321
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Abbreviations
CDI	CHESS Depositary Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,374
Aggregate gross unrealized depreciation	(417,857)
Net unrealized appreciation	$39,517
Federal income tax cost of investments	$10,042,381

O’Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of December 31, 2016:

Australia	24.9%
China	0.3%
Hong Kong	13.0%
Ireland	0.3%
Japan	43.3%
Luxembourg	0.0	%(a)
New Zealand	2.3%
Singapore	6.4%
South Korea	8.5%
United Kingdom	0.6%
United States	0.1%
Other(1)	0.3%
	100.0%
(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Schedule of Investments
December 31, 2016 (Unaudited)

Investments	Number of Shares	Value
Exchange Traded Fund – 91.6%
O’Shares FTSE Asia Pacific Quality Dividend ETF (Cost $3,524,409)(a)	143,400	$3,609,378
Total Investments — 91.6% (Cost $3,524,409)		3,609,378
Other Assets Less Liabilities — 8.4%		331,296
Net Assets — 100.0%		$3,940,674
(a)	Affiliated company as defined under the Investment Company Act of 1940.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,969
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$84,969
Federal income tax cost of investments	$3,524,409

Investment in a company which was affiliated for the period ending December 31, 2016, was as follows:

Security	Value June 30, 2016	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain/(Loss)
O’Shares FTSE Asia Pacific Quality Dividend ETF	$2,289,280	$1,427,994	$—	$3,609,378	$65,346	$—

Further information about the affiliated Underlying Fund may be found herein.

Forward Foreign Currency Contracts

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of December 31, 2016:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation(1)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	01/05/17	(1,242,169)	$928,290	$899,428	$28,862
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	01/05/17	(178,114,672)	1,566,175	1,527,244	38,931
U.S. Dollar vs. Korean Won	JPMorgan Chase Bank NA	01/09/17	(364,498,269)	313,795	301,787	12,008
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	01/05/17	(120,812)	86,344	84,239	2,105
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	01/05/17	(345,019)	243,144	238,816	4,328
						$86,234	(2)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.
(2)	The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $86,234. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2016 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
ASSETS
Investments in securities, at value(1)	$348,111,782	$33,197,681	$—	$10,081,898	$—
Investments in affiliated Underlying Fund, at value(2)	—	—	14,334,060	—	3,609,378
Cash	1,420,448	284,686	1,117,873	—	245,718
Unrealized appreciation on forward foreign currency contracts	—	—	241,868	—	86,234
Receivables:
Securities sold	—	—	139,662	—	—
Dividends and interest	591,631	43,222	—	42,891	—
Investment adviser (Note 4)	—	—	—	—	1,339
Reclaims	—	39,784	—	169	—
Total Assets	350,123,861	33,565,373	15,833,463	10,124,958	3,942,669
LIABILITIES
Cash overdraft	—	—	—	6,515	—
Payables:
Income distributions	—	—	890,060	—	—
Advisory fees	137,066	13,982	295	3,127	—
Trustees fees	1,982	1,982	1,982	1,982	1,982
Accrued expenses and other liabilities	13	2,513	13	13	13
Total Liabilities	139,061	18,477	892,350	11,637	1,995
Net Assets	$349,984,800	$33,546,896	$14,941,113	$10,113,321	$3,940,674
NET ASSETS CONSIST OF:
Paid-in capital	$338,364,952	$36,321,738	$15,874,392	$10,178,889	$3,785,876
Accumulated undistributed net investment income (loss)	73,598	23,959	(873,486)	(67,945)	(77,994)
Accumulated undistributed net realized gain (loss)	1,659,887	(491,266)	870,509	(40,049)	61,589
Net unrealized appreciation (depreciation) on:
Investments	9,886,363	(2,304,765)	—	42,278	—
Investments in affiliated underlying funds	—	—	(1,172,170)	—	84,969
Translation of assets and liabilities denominated in foreign currencies	—	(2,770)	—	148	—
Forward foreign currency contracts	—	—	241,868	—	86,234
Net Assets	$349,984,800	$33,546,896	$14,941,113	$10,113,321	$3,940,674
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	12,750,001	1,550,001	600,001	400,001	150,001
Net Asset Value	$27.45	$21.64	$24.90	$25.28	$26.27
(1) Investments in securities, at cost	$338,225,419	$35,502,446	$—	$10,039,620	$—
(2) Investments in affiliated Underlying Fund, at cost	$—	$—	$15,506,230	$—	$3,524,409

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2016 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend Hedged ETF		O’Shares FTSE Asia Pacific Quality Dividend ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
INVESTMENT INCOME
Dividend income	$4,540,639	$418,287	$—		$152,004	$—
Dividend income from affiliates	—	—	117,050		—	65,346
Special dividends	47,880	—	—		401	—
Foreign withholding tax on dividends	—	(31,888)	—		(14,434)	—
Total Investment Income	4,588,519	386,399	117,050		137,971	65,346
EXPENSES
Investment management fees (Note 4)	710,977	102,130	49,713		24,546	12,576
Professional fees	1,853	1,853	1,853		1,853	1,853
Trustees fees	3,932	3,932	3,932		3,932	3,932
Total Expenses before Adjustments	716,762	107,915	55,498		30,331	18,361
Less: waivers and/or reimbursements by Adviser (Note 4)	(3,875)	(5,551)	(43,583)		(5,722)	(15,784)
Total Expenses after Adjustments	712,887	102,364	11,915		24,609	2,577
Net Investment Income (Loss)	3,875,632	284,035	105,135		113,362	62,769
NET REALIZED GAIN (LOSS) ON:
Investment in Affiliated Underlying Funds	—	—	(16,164)		—	—
Investments in securities	(3,086,183)	(266,138)	—		60,819	—
In-kind redemptions of investments	4,936,620	(134,290)	(42,408	)(1)	—	—
Foreign currency transactions	—	(57,390)	935,026		(15,289)	61,132
Net Realized Gain (Loss)	1,850,437	(457,818)	876,454		45,530	61,132
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(4,458,523)	(2,340,438)	—		(230,239)	—
Investments in Affiliated Underlying Funds	—	—	(1,195,641)		—	(107,896)
Translation of assets and liabilities denominated in foreign currencies	—	3,434	—		69	—
Forward foreign currency contracts	—	—	44,286		—	202,852
Net Change in Unrealized Appreciation (Depreciation)	(4,458,523)	(2,337,004)	(1,151,355)		(230,170)	94,956
Net Realized and Unrealized Gain (Loss)	(2,608,086)	(2,794,822)	(274,901)		(184,640)	156,088
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,267,546	$(2,510,787)	$(169,766)		$(71,278)	$218,857
(1)	Amount represents net realized gain/loss on the sale of investments in Affiliated Underlying Funds of $(42,408).

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	O’Shares FTSE U.S. Quality Dividend ETF		O’Shares FTSE Europe Quality Dividend ETF
	Six Months Ended December 31, 2016 (Unaudited)	For the period 07/14/15* – 06/30/16	Six Months Ended December 31, 2016 (Unaudited)	For the period 08/19/15* – 06/30/16
OPERATIONS
Net investment income (loss)	$3,875,632	$2,004,247	$284,035	$497,117
Net realized gain (loss)	1,850,437	1,161,010	(457,818)	44,286
Net change in unrealized appreciation (depreciation)	(4,458,523)	14,344,886	(2,337,004)	29,469
Net Increase (Decrease) in Net Assets Resulting from Operations	1,267,546	17,510,143	(2,510,787)	570,872
DISTRIBUTIONS
Net investment income	(3,975,671)	(1,829,823)	(328,972)	(431,354)
Total Distributions	(3,975,671)	(1,829,823)	(328,972)	(431,354)
CAPITAL TRANSACTIONS
Proceeds from shares issued	197,546,794	208,104,149	18,449,938	27,608,518
Cost of shares redeemed	(58,186,294)	(10,452,044)	(7,546,635)	(2,264,684)
Net Increase (Decrease) from Capital Transactions	139,360,500	197,652,105	10,903,303	25,343,834
Total Increase (Decrease) in Net Assets	136,652,375	213,332,425	8,063,544	25,483,352
NET ASSETS
Beginning of period	$213,332,425	$—	$25,483,352	$—
End of Period	$349,984,800	$213,332,425	$33,546,896	$25,483,352
Accumulated undistributed net investment income (loss) included in end of period net assets	$73,598	$173,637	$23,959	$68,896
SHARE TRANSACTIONS
Beginning of period	7,700,001	—	1,100,001	—
Shares issued	—	1	—	1
Shares issued in-kind	7,200,000	8,100,000	800,000	1,200,000
Shares redeemed	—	—	—	(50,000)
Shares redeemed in-kind	(2,150,000)	(400,000)	(350,000)	(50,000)
Shares Outstanding, End of Period	12,750,001	7,700,001	1,550,001	1,100,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	O’Shares FTSE Europe Quality Dividend Hedged ETF		O’Shares FTSE Asia Pacific Quality Dividend ETF
	Six Months Ended December 31, 2016 (Unaudited)	For the period 08/25/15* – 06/30/16	Six Months Ended December 31, 2016 (Unaudited)	For the period 08/19/15* – 06/30/16
OPERATIONS
Net investment income (loss)	$105,135	$85,238	$113,362	$92,902
Net realized gain (loss)	876,454	37,450	45,530	(86,521)
Net change in unrealized appreciation (depreciation)	(1,151,355)	221,053	(230,170)	272,596
Net Increase (Decrease) in Net Assets Resulting from Operations	(169,766)	343,741	(71,278)	278,977
DISTRIBUTIONS
Net investment income	(1,040,271)	(173,882)	(172,776)	(100,491)
Total Distributions	(1,040,271)	(173,882)	(172,776)	(100,491)
CAPITAL TRANSACTIONS
Proceeds from shares issued	13,417,324	6,319,434	5,308,161	4,870,728
Cost of shares redeemed	(1,257,264)	(2,498,203)	—	—
Net Increase (Decrease) from Capital Transactions	12,160,060	3,821,231	5,308,161	4,870,728
Total Increase (Decrease) in Net Assets	10,950,023	3,991,090	5,064,107	5,049,214
NET ASSETS
Beginning of period	$3,991,090	$—	$5,049,214	$—
End of Period	$14,941,113	$3,991,090	$10,113,321	$5,049,214
Accumulated undistributed net investment income (loss) included in end of period net assets	$(873,486)	$61,650	$(67,945)	$(8,531)
SHARE TRANSACTIONS
Beginning of period	150,001	—	200,001	—
Shares issued	—	1	—	1
Shares issued in-kind	500,000	250,000	200,000	200,000
Shares redeemed in-kind	(50,000)	(100,000)	—	—
Shares Outstanding, End of Period	600,001	150,001	400,001	200,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
	Six Months Ended December 31, 2016 (Unaudited)	For the period 08/25/15* – 06/30/16
OPERATIONS
Net investment income (loss)	$62,769	$58,612
Net realized gain (loss)	61,132	(87,448)
Net change in unrealized appreciation (depreciation)	94,956	76,247
Net Increase (Decrease) in Net Assets Resulting from Operations	218,857	47,411
DISTRIBUTIONS
Net investment income	(37,905)	(73,565)
Total Distributions	(37,905)	(73,565)
CAPITAL TRANSACTIONS
Proceeds from shares issued	1,285,851	2,500,025
Net Increase (Decrease) from Capital Transactions	1,285,851	2,500,025
Total Increase (Decrease) in Net Assets	1,466,803	2,473,871
NET ASSETS
Beginning of period	$2,473,871	$—
End of Period	$3,940,674	$2,473,871
Accumulated undistributed net investment income (loss) included in end of period net assets	$(77,994)	$(102,858)
SHARE TRANSACTIONS
Beginning of period	100,001	—
Shares issued	—	1
Shares issued in-kind	50,000	100,000
Shares Outstanding, End of Period	150,001	100,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
O'Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/16 (Unaudited)	$27.71	$0.36	$(0.27)		$0.09	$(0.35)	$—	$—	$(0.35)	$27.45
For the period 07/14/15* – 06/30/16	25.00	0.69	2.60		3.29	(0.58)	—	—	(0.58)	27.71
O’Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/16 (Unaudited)	23.17	0.18	(1.50)		(1.32)	(0.21)	—	—	(0.21)	21.64
For the period 08/19/15* – 06/30/16	25.00	1.04	(2.32	)(8)	(1.28)	(0.55)	—	—	(0.55)	23.17
O'Shares FTSE Europe Quality Dividend Hedged ETF
For the six months ended 12/31/16 (Unaudited)	26.61	0.19	(0.17)		0.02	(1.73)	—	—	(1.73)	24.90
For the period 08/25/15* – 06/30/16	25.00	0.68	2.35		3.03	(1.42)	—	—	(1.42)	26.61
O'Shares FTSE Asia Pacific Quality Dividend ETF
For the six months ended 12/31/16 (Unaudited)	25.25	0.35	0.16	(8)	0.51	(0.48)	—	—	(0.48)	25.28
For the period 08/19/15* – 06/30/16	25.00	0.57	0.30		0.87	(0.62)	—	—	(0.62)	25.25
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
For the six months ended 12/31/16 (Unaudited)	24.74	0.44	1.35		1.79	(0.26)	—	—	(0.26)	26.27
For the period 08/25/15* – 06/30/16	25.00	0.59	(0.11)		0.48	(0.74)	—	—	(0.74)	24.74
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(9)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)								Total Return(3)(4)
	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment income (loss) net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O'Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/16 (Unaudited)	0.48%		0.48%		2.61%	2.61%	2.58%	$0.36	0.35%	0.57%	17%	$349,985
For the period 07/14/15* – 06/30/16	0.49		0.48		2.74	2.76	2.75	0.69	13.39	13.27	7	213,332
O'Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/16 (Unaudited)	0.61		0.58		1.58	1.61	1.61	0.18	(5.71)	(6.61)	33	33,547
For the period 08/19/15* – 06/30/16	0.66		0.58		5.14	5.22	5.21	1.04	(5.06)	(4.24)	7	25,483
O'Shares FTSE Europe Quality Dividend Hedged ETF
For the six months ended 12/31/16 (Unaudited)	0.76	(9)	0.16	(9)	0.84	1.43	1.43	0.19	0.14	(1.71)	1	14,941
For the period 08/25/15* – 06/30/16	0.95	(9)	0.15	(9)	2.35	3.15	3.15	0.68	12.44	13.96	12	3,991
O'Shares FTSE Asia Pacific Quality Dividend ETF
For the six months ended 12/31/16 (Unaudited)	0.71		0.58		2.54	2.67	2.66	0.35	1.99	0.79	29	10,113
For the period 08/19/15* – 06/30/16	0.80		0.58		2.54	2.75	2.46	0.51	3.63	4.82	37	5,049
O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
For the six months ended 12/31/16 (Unaudited)	0.99	(9)	0.14	(9)	2.53	3.38	3.38	0.44	7.27	6.95	—	3,941
For the period 08/25/15* – 06/30/16	1.02	(9)	0.13	(9)	1.87	2.76	2.76	0.59	1.86	2.31	6	2,474

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2016 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the “Funds” or individually a “Fund”): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE U.S. Quality Dividend ETF commenced operations on July 14, 2015. The O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF commenced operations on August 19, 2015. The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF commenced operations on August 25, 2015.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV. Affiliated exchange traded funds held by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF are valued at the mean of the closing bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Other exchange traded funds, held by any Fund, are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2016 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Forward Foreign Currency Contracts	Exchange Traded Fund		Totals
O’Shares FTSE U.S. Quality Dividend ETF
Assets:	$348,111,782	$—	$—	$—	$348,111,782
Totals:	$348,111,782	$—	$—	$—	$348,111,782
O’Shares FTSE Europe Quality Dividend ETF
Assets:	$33,197,681	$—	$—	$—	$33,197,681
Totals:	$33,197,681	$—	$—	$—	$33,197,681
O’Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$—	$241,868	$14,334,060	$—	$14,575,928
Totals:	$—	$241,868	$14,334,060	$—	$14,575,928
O’Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$10,081,898	$—	$—	$—	$10,081,898
Totals:	$10,081,898	$—	$—	$—	$10,081,898
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$—	$86,234	$3,609,378	$—	$3,695,612
Totals:	$—	$86,234	$3,609,378	$—	$3,695,612

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

For the period ended December 31, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2016, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Forward Foreign Currency Contracts

Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF enter into forward foreign currency contracts to effectuate the hedging strategies embedded in the Europe Hedged Target Index and the AP Hedged Target Index, respectively.

The Europe Hedged Target Index and the AP Hedged Target Index attempt to hedge against fluctuations in the relative value of foreign currencies in which each Index’s components are denominated against the U.S. dollar. Each Index is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. Each Index would be expected to have lower returns than an equivalent unhedged index when these foreign currencies are rising in value relative to the U.S. dollar. Although the hedged nature of each Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Funds’ exposure to foreign currency fluctuations.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

For the period ended December 31, 2016, the quarterly average settlement value of the Forward Foreign Currency Contracts held by the Funds was as follows:

	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Average Settlement Value Purchased	$1,586,246	$294,648
Average Settlement Value Sold	11,495,112	2,770,697

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Value of Derivative Instruments as of December 31, 2016
Fund	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location	Assets Value	Liabilities Value
	Forward Foreign Currency Contracts	Statements of Assets and Liabilities
O’Shares FTSE Europe Quality Dividend Hedged ETF			$241,868	$—
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF			86,234	—

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2016
Fund	Derivatives not Accounted for as Hedging Instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Forward Foreign Currency Contracts
O’Shares FTSE Europe Quality Dividend Hedged ETF		$1,341,061	$44,286
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF		63,072	202,852

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2016 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investments and transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and is accountable to the Trustees for the administration of the affairs of the Funds. Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual management fee as a percentage of average daily net assets for each Fund, payable on a monthly basis as follows:

Fund	Management Fee (as a percentage of average daily net assets)
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF	0.68%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	0.68%

Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

The Adviser has agreed to waive its fees and reimburse expenses for each Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to the ratios below:

Fund	Expense Limitation
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF*	0.68%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF*	0.68%
*	In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses (“AFFE”) incurred by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF from its investments in the O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF, respectively. The expense limitation of 0.68% for each Fund is inclusive of AFFE for the Funds. AFFE are expenses incurred indirectly by the Funds through their ownership of shares in other investment companies. Because AFFE are not direct expenses of the Funds, they are not reflected on the Funds’ financial statements.

This undertaking can only be changed with the approval of the Board of Trustees.

For the period ended December 31, 2016, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
O’Shares FTSE U.S. Quality Dividend ETF	$3,875	$—
O’Shares FTSE Europe Quality Dividend ETF	5,551	—
O’Shares FTSE Europe Quality Dividend Hedged ETF	43,583	—
O’Shares FTSE Asia Pacific Quality Dividend ETF	5,722	—
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	12,576	3,208

Fees waived or reimbursed are not subject to subsequent recoupment by the Adviser.

The Adviser has entered into a Sponsor Agreement with O’Shares Investments, Inc. (the “Sponsor”). Under the Sponsor Agreement, the Sponsor agrees to pay certain expenses of each Fund. In particular, the Sponsor agrees to pay: up to $60,000 per year for fixed Trust expenses (such as insurance premiums, legal and other professional fees) (“Fixed Expenses”); all fees budgeted for each Fund and attributable solely to the Funds (“Incremental Expenses,”); and; at least trustee and trustee counsel fees allocable to the Funds and reimbursed to the Funds by the Adviser under the Expense Limitation Agreement (“Capped Expenses,” and together with Fixed Expenses and Incremental Expenses, “Sponsor Expenses”). Pursuant to the Sponsor Agreement, the Adviser pays all of the Sponsor Expenses and receives reimbursement from the Sponsor for any of the Sponsor Expenses exceeding the Net Management Fee. For these purposes, the “Net Management Fee” is defined as the total management fee earned by the Adviser under the Advisory Agreement minus (a) all Fund expenses that the Adviser is required to pay (on behalf of a Fund) under the Advisory Agreement, and (b) the Capped Expenses. Under the Sponsor Agreement, the Sponsor will not pay with respect to any Fund: the advisory fee; distribution fees (including payments under the Fund’s 12b-1 plan); brokerage commissions and other expenses

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

incurred in placing orders for the purchase or sale of securities and other investment instruments; acquired fund fees and expenses; taxes; interest (including borrowing costs and dividend expenses on securities sold short); and, litigation and other extraordinary expenses. The Sponsor will enter into one or more index and/or data services agreement(s) with the Funds’ index provider, which provide for use of licensed indices by the Funds and the use of the related data by the Adviser in connection with its management of the Funds’ portfolios. The Sponsor will contract with a third party to have calculated and disclosed the indicative intraday value (“IIV”) of the Funds’ shares and to provide sub-administration services to the Adviser with respect to the Funds. Finally, under the Sponsor Agreement, the Sponsor agrees to develop the marketing strategy for the Funds and cooperate with the Adviser and the Funds’ Distributor to market, on behalf of the Distributor, the Funds’ shares in the U.S. In addition, the Sponsor also bore significant costs in developing the Funds, including arranging for the rights of the Funds and the Adviser to use the licensed index and related data. For these services and payments, the Sponsor is entitled to a fee from the Adviser equal to 90% of the Net Management Fee received by the Adviser from the Funds. The Sponsor does not make investment decisions, provide investment advice or otherwise act in the capacity of an investment adviser to any Fund.

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

(a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

8. Investment Transactions

For the period ended December 31, 2016 the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE U.S. Quality Dividend ETF	$50,367,353	$49,597,693
O’Shares FTSE Europe Quality Dividend ETF	11,296,731	11,315,948
O’Shares FTSE Europe Quality Dividend Hedged ETF	1,378,728	139,662
O’Shares FTSE Asia Pacific Quality Dividend ETF	2,818,900	2,344,782
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	240,570	—

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2016 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain (Loss)
O’Shares FTSE U.S. Quality Dividend ETF	$57,891,913	$4,936,620
O’Shares FTSE Europe Quality Dividend ETF	7,462,412	(134,290)
O’Shares FTSE Europe Quality Dividend Hedged ETF	1,190,493	(42,408)

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2016, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$195,980,940
O’Shares FTSE Europe Quality Dividend ETF	18,236,246
O’Shares FTSE Europe Quality Dividend Hedged ETF	11,964,855
O’Shares FTSE Asia Pacific Quality Dividend ETF	4,788,931
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	1,187,424

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Quality Factor Risk:  Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Asia-Pacific Risk:  Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Depositary Receipts Risk:  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk:  Derivatives, including swap agreements, futures contracts and forward currency contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk:  Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk:  Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Exchange-Traded Funds and Other Investment Companies Risk:  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, each Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk:  The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk:  A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Geographic Concentration Risk.  Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk:  If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium NAV to that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

Leverage Risk:  A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Securities Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk:  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2016 (Unaudited)

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2016

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2016

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE U.S. Quality Dividend ETF
Actual	$1,000.00	$1,003.50	$2.42	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares FTSE Europe Quality Dividend ETF
Actual	$1,000.00	$942.90	$2.84	0.58%
Hypothetical	$1,000.00	$1,022.28	$2.96	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF(a)
Actual	$1,000.00	$1,001.40	$0.81	0.16%
Hypothetical	$1,000.00	$1,024.40	$0.82	0.16%
O’Shares FTSE Asia Pacific Quality Dividend ETF
Actual	$1,000.00	$1,019.90	$2.95	0.58%
Hypothetical	$1,000.00	$1,022.28	$2.96	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF(a)
Actual	$1,000.00	$1,072.70	$0.73	0.14%
Hypothetical	$1,000.00	$1,024.50	$0.71	0.14%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).
(a)	In addition to the fees and expenses which the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF bear directly, each Fund indirectly bears fees and expenses of the Underlying Fund in which each Fund invests. Each Fund’s Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of that Fund. If each Fund’s Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.68% for both the Actual and Hypothetical Expense.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

O’Shares Investments

53 State Street, Suite 1308
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William DeRoche

William DeRoche
President
March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche

William DeRoche
President
March 9, 2017

By:	/s/ Joshua Hunter

Joshua Hunter
Principal Financial Officer and Treasurer
March 9, 2017